Fair value measurements - Information on investments where net asset value per share is calculated or disclosed (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 50	¥ 48
Unfunded commitments	[1]	21	31
Hedge funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		12	12
Unfunded commitments	[1]	¥ 1	¥ 1
Redemption frequency (if currently eligible)	[2]	Monthly	Monthly
Hedge funds [Member] | Minimum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	1 day	1 day
Hedge funds [Member] | Maximum [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Redemption notice	[3]	30 days	30 days
Venture capital funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 11	¥ 10
Unfunded commitments	[1]	¥ 9	¥ 10
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Private equity funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 24	¥ 22
Unfunded commitments	[1]	¥ 10	¥ 19
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]
Real estate funds [Member]
Fair value, balance sheet grouping, financial statement captions [Line Items]
Fair value		¥ 3	¥ 4
Unfunded commitments	[1]	¥ 1	¥ 1
Redemption frequency (if currently eligible)	[2]
Redemption notice	[3]

[1]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[2]	The range in frequency with which Nomura is permitted to redeem investments.
[3]	The range in notice period required to be provided before redemption is possible.